UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely            Irvington, NY           May 14, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:         48
                                              ------

Form 13F Information Table Value Total:       $ 1,292,695
                                               -------------
                                             (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

(1)       028- 10555               Elm Ridge Capital Partners, L.P.
(2)       028- 12044               Elm Ridge Partners, LLC
(3)       028- 11797               Elm Ridge Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             Value    SHRS OR    SH/ PUT/   INVSMT   OTHER      Voting Authority
Name of Issuer                 Title of Class     Cusip     (x1000)   PRN AMT    PRN CALL   DSCRTN   MNGRS   Sole Shared     None
AK STL HLDG CORP                    COM         001547108   31,515     1,347,385 SH         Shared   1,2,3         1,347,385
ALCATEL-LUCENT                 SPONSORED ADR    013904305   47,182     3,991,725 SH         Shared   1,2,3         3,991,725
ALLIANCE DATA SYSTEMS CORP          COM         018581108   24,648       400,000      PUT   Shared   1,2,3           400,000
APACHE CORP                         COM         037411105   25,494       360,600 SH         Shared   1,2,3           360,600
BEAR STEARNS COS INC                COM         073902108   22,553       150,000      PUT   Shared   1,2,3           150,000
BLOCKBUSTER INC                    CL A         093679108   24,829     3,855,383 SH         Shared   1,2,3         3,855,383
BLOCKBUSTER INC                    CL B         093679207   22,240     3,706,681 SH         Shared   1,2,3         3,706,681
BORDERS GROUP INC                   COM         099709107   37,655     1,844,028 SH         Shared   1,2,3         1,844,028
BRUNSWICK CORP                      COM         117043109   30,191       947,900 SH         Shared   1,2,3           947,900
CENVEO INC                          COM         15670S105   83,998     3,456,689 SH         Shared   1,2,3         3,456,689
CA INC                              COM         12673P105   46,424     1,791,748 SH         Shared   1,2,3         1,791,748
CHEMTURA CORP                       COM         163893100   15,106     1,382,100 SH         Shared   1,2,3         1,382,100
COMMERCE BANCORP INC NJ             COM         200519106   14,517       434,900      PUT   Shared   1,2,3           434,900
DYNCORP INTL INC                   CL A         26817C101   35,076     2,324,459 SH         Shared   1,2,3         2,324,459
EVERGREEN ENERGY INC                COM         30024B104    3,966       603,600      PUT   Shared   1,2,3           603,600
FEDERAL HOME LN MTG CORP            COM         313400301   29,584       497,291 SH         Shared   1,2,3           497,291
GEORGIA GULF CORP              COM PAR $0.01    373200203    3,798       234,300      PUT   Shared   1,2,3           234,300
GENCO SHIPPING & TRADING LTD        SHS         Y2685T107   12,712       400,000 SH         Shared   1,2,3           400,000
GLOBALSTAR INC                      COM         378973408   14,993     1,414,470 SH         Shared   1,2,3         1,414,470
GOLDMAN SACHS GROUP INC             COM         38141G104   45,459       220,000      PUT   Shared   1,2,3           220,000
HARLEY DAVIDSON INC                 COM         412822108   36,719       625,000      PUT   Shared   1,2,3           625,000
HOME DEPOT INC                      COM         437076102   19,329       526,100 SH         Shared   1,2,3           526,100
ICU MED INC                         COM         44930G107    2,952        75,300 SH         Shared   1,2,3            75,300
IMPAC MTG HLDGS INC                 COM         45254P102   11,201     2,240,139 SH         Shared   1,2,3         2,240,139
IMPAC MTG HLDGS INC                 COM         45254P102      750       150,000     CALL   Shared   1,2,3           150,000
INTEL CORP                          COM         458140100   15,482       809,300 SH         Shared   1,2,3           809,300
KULICKE & SOFFA INDS INC            COM         501242101   26,370     2,850,815 SH         Shared   1,2,3         2,850,815
MARRIOTT INTL INC NEW              CL A         571903202   19,584       400,000      PUT   Shared   1,2,3           400,000
MAGNA INTL INC                     CL A         559222401   34,753       462,700 SH         Shared   1,2,3           462,700
NRG ENERGY INC                    COM NEW       629377508   14,272       198,114 SH         Shared   1,2,3           198,114
NEW YORK CMNTY BANCORP INC          COM         649445103   35,342     2,009,217 SH         Shared   1,2,3         2,009,217
OWENS ILL INC                     COM NEW       690768403   29,517     1,145,390 SH         Shared   1,2,3         1,145,390
P F CHANGS CHINA BISTRO INC         COM         69333Y108   12,564       300,000      PUT   Shared   1,2,3           300,000
PAR PHARMACEUTICAL COS INC          COM         69888P106   21,833       869,144 SH         Shared   1,2,3           869,144
PROGRESSIVE CORP OHIO               COM         743315103   36,754     1,684,427 SH         Shared   1,2,3         1,684,427
QUALCOMM INC                        COM         747525103   17,003       398,570 SH         Shared   1,2,3           398,570
QUEBECOR WORLD INC              COM NON-VTG     748203106   50,491     3,969,415 SH         Shared   1,2,3         3,969,415
SANMINA SCI CORP                    COM         800907107   47,246    13,051,316 SH         Shared   1,2,3        13,051,316
SAPPI LTD                      SPON ADR NEW     803069202   35,911     2,300,524 SH         Shared   1,2,3         2,300,524
SAVVIS INC                        COM NEW       805423308    4,788       100,000      PUT   Shared   1,2,3           100,000
SMURFIT-STONE CONTAINER CORP        COM         832727101   36,697     3,259,041 SH         Shared   1,2,3         3,259,041
SOVEREIGN BANCORP INC               COM         845905108   22,874       899,120 SH         Shared   1,2,3           899,120
SUNRISE SENIOR LIVING INC           COM         86768K106   14,903       377,100      PUT   Shared   1,2,3           377,100
SYMANTEC CORP                       COM         871503108   40,833     2,360,302 SH         Shared   1,2,3         2,360,302
TESORO CORP                         COM         881609101   14,452       143,900      PUT   Shared   1,2,3           143,900
U S G CORP                        COM NEW       903293405   29,156       624,600      PUT   Shared   1,2,3           624,600
VISTEON CORP                        COM         92839U107   40,705     4,766,423 SH         Shared   1,2,3         4,766,423
WHIRLPOOL CORP                      COM         963320106   48,239       568,117 SH         Shared   1,2,3           568,117

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